Lease - Cash outflow for leases (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Lease
Cash outflow for leases	$ 804	$ 390	$ 1,438	$ 940
Cash outflow for short-term and low-value leases	36	26	20	50
Total cash outflow for leases	$ 840	$ 416	$ 1,458	$ 990